Accounting Principles - Schedule Of Information About Lease Assets And Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019 [1]	Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Non-current assets
Intangible assets	$ 1,108	$ 1,268	$ 1,268		$ 1,431		$ 1,343
Property, plant, and equipment	23,712	8,732	10,041		7,226		16,900
Right-of-use assets	45,612	37,569
Other non-current financial assets	5,517	1,891	1,891		300
Total non-current assets	75,949	49,460	13,199
Current assets
Inventories	2,897	275	275
Trade receivables	2,959	2,971	2,971
Subsidies receivables	9,140	17,173	17,173
Other current assets	15,617	13,194	15,333
Current financial assets	20,385	388	388
Cash and cash equivalents	340,522	451,501	451,501	[1]	256,380		254,568
Total current assets	391,520	485,502	487,641
TOTAL ASSETS	467,469	534,961	500,840
Shareholders' equity
Share capital	2,767	2,765	2,765
Premiums related to the share capital	843,478	828,525	828,525
Treasury share reserve
Currency translation adjustment	(22,641)	(16,668)	(16,668)
Retained earnings (deficit)	(406,390)	(326,628)	(326,628)
Net income (loss)	(102,091)	(78,693)	(78,693)
Total shareholders' equity - Group Share	315,123	409,301	409,301
Non-controlling interests	40,347	40,970	40,970
Total shareholders' equity	355,470	450,272	450,272	[2]	$ 283,986	[2],[3]	$ 272,984	[2],[3]
Non-current liabilities
Non-current lease debts	46,540	32,737	1,018
Non-current provisions	2,855	2,042	2,681
Total non-current liabilities	49,395	34,779	3,699
Current liabilities
Current lease debts	1,067	4,076	333
Trade payables	29,264	15,883	15,883
Deferred revenues and contract liabilities	20,033	20,454	20,754
Current provisions	3,743	1,127	1,530
Other current liabilities	8,497	8,369	8,369
Total current liabilities	62,604	49,910	46,869
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 467,469	534,961	$ 500,840
Previously stated [member]
Non-current assets
Intangible assets		1,268
Property, plant, and equipment		10,041
Other non-current financial assets		1,891
Total non-current assets		13,199
Current assets
Inventories		275
Trade receivables		2,971
Subsidies receivables		17,173
Other current assets		15,333
Current financial assets		388
Cash and cash equivalents		451,501
Total current assets		487,641
TOTAL ASSETS		500,840
Shareholders' equity
Share capital		2,765
Premiums related to the share capital		828,525
Treasury share reserve
Currency translation adjustment		(16,668)
Retained earnings (deficit)		(326,628)
Net income (loss)		(78,693)
Total shareholders' equity - Group Share		409,301
Non-controlling interests		40,970
Total shareholders' equity		450,272
Non-current liabilities
Non-current lease debts		1,018
Non-current provisions		2,681
Total non-current liabilities		3,699
Current liabilities
Current lease debts		333
Trade payables		15,883
Deferred revenues and contract liabilities		20,754
Current provisions		1,530
Other current liabilities		8,369
Total current liabilities		46,869
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		500,840
Increase Decrease Due To Application Of IFRS 16 [Member]
Non-current assets
Property, plant, and equipment		(1,309)
Right-of-use assets		37,569
Total non-current assets		36,260
Current assets
Other current assets		(2,139)
Total current assets		(2,139)
TOTAL ASSETS		34,121
Non-current liabilities
Non-current lease debts		31,720
Non-current provisions		(639)
Total non-current liabilities		31,081
Current liabilities
Current lease debts		3,743
Deferred revenues and contract liabilities		(299)
Current provisions		(403)
Total current liabilities		3,041
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 34,121

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.
[2]	Corresponds to the impact of Calyxt stock options exercises during the period.
[3]	Reflects the application of IFRS15 with effect from January 1, 2018 using the full retrospective method.